PIMCO Funds

Supplement Dated August 29, 2014 to the Equity-Related Strategy Funds Institutional Class, Class P, Administrative Class, Class D, Class A, Class B, Class C and Class R Prospectus dated July 31, 2014, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (the “Funds”)

Effective immediately, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds’ portfolios are managed by Sudi Mariappa. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund’s, PIMCO Intl Low Volatility RAFI®-PLUS AR Fund’s and PIMCO Low Volatility RAFI®-PLUS AR Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by Sudi Mariappa. Mr. Mariappa is a Managing Director of PIMCO, and he has managed the Fund since August 2014.

In addition, effective immediately, the PIMCO International Fundamental IndexPLUS® AR Strategy and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Funds’ portfolios are managed by Saumil Parikh. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in each of the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by Saumil Parikh. Mr. Parikh is a Managing Director of PIMCO, and he has managed the Fund since August 2014.

In addition, effective immediately, the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s portfolio is managed by Saumil Parikh. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is managed by Saumil Parikh. Mr. Parikh is a Managing Director of PIMCO, and he has managed the Fund since August 2014.

In addition, effective immediately, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s portfolio is managed by William H. Gross. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section in the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. Research Affiliates, LLC, serves as the Fund’s sub-adviser. The Fund’s portfolio is managed by William H. Gross. Mr. Gross is a Managing Director, Chief Investment Officer and founding partner of PIMCO and he has managed the Fund since August 2014.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO EM Fundamental IndexPLUS® AR Strategy	William H. Gross	11/08*	Managing Director, Chief Investment Officer and a founding partner of PIMCO. Mr. Gross has been associated with PIMCO since 1971.
PIMCO Fundamental Advantage Absolute Return Strategy		2/08*
PIMCO Fundamental IndexPLUS® AR		6/05*
PIMCO International StocksPLUS® AR Strategy (Unhedged)		11/06*
PIMCO Small Cap StocksPLUS® AR Strategy		3/06*
PIMCO StocksPLUS®		1/98
PIMCO StocksPLUS® Absolute Return		6/02*
PIMCO StocksPLUS® AR Short Strategy		7/03*
PIMCO Worldwide Fundamental Advantage AR Strategy		8/14
PIMCO EMG Intl Low Volatility RAFI®-PLUS AR	Sudi Mariappa	8/14

Managing Director, PIMCO. Mr. Mariappa rejoined PIMCO in 2014 from GLG, a London-based hedge fund, where he was a managing director, developing and managing fixed income funds. Previously at PIMCO, Mr. Mariappa was a Managing Director and head of global portfolio management. He also served as senior advisor to PIMCO’s portfolio management group from 2009 – 2011. Prior to joining PIMCO in 2000, he was a managing director for Merrill Lynch in Tokyo, overseeing Japanese government bond and swap derivative trading. He has 27 years of investment experience and holds an MBA, as well as a bachelor’s degree in chemical engineering, from Cornell University.

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intl Low Volatility RAFI®-PLUS AR		8/14
PIMCO Low Volatility RAFI®-PLUS AR		8/14
PIMCO International Fundamental IndexPLUS® AR Strategy	Saumil Parikh	8/14

Managing Director, PIMCO. Mr. Parikh joined PIMCO in 2000, and is a generalist portfolio manager. He is head of macroeconomic research for North America and also serves as a member of the short-term mortgage and global specialist portfolio management teams. Prior to joining PIMCO, he was a financial economist and market strategist at UBS Warburg.

PIMCO International StocksPLUS® AR Strategy (U.S. Dollar-Hedged)		8/14
PIMCO Small Company Fundamental IndexPLUS® AR Strategy		8/14

Investors Should Retain This Supplement for Future Reference

PIMCO_SUPP1_082914

PIMCO Funds

Supplement dated August 29, 2014 to the Statement of Additional Information dated July 31, 2014, as supplemented from time to time (the “SAI”)

Disclosure Related to the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, PIMCO Low Volatility RAFI®-PLUS AR Fund, PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund (the “Funds”)

Effective immediately, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds’ portfolios are managed by Sudi Mariappa. Therefore, effective immediately, the portion of the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI relating to the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds is deleted and replaced with the following:

	Total Number of Accounts	Total Assets of All Accounts (in $ millions)	Number of Accounts Paying a Performance Fee	Total Assets of Accounts Paying a Performance Fee (in $ millions)
Mariappa[18]
Registered Investment Companies	1	333.85	0	0.00
Other Pooled Investment Vehicles	1	73.74	0	0.00
Other Accounts	53	18,257.39	2	2,252.78

[18]

Effective August 29, 2014, Mr. Mariappa manages the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, which, as of March 31, 2014, has $2,470.3 million in total assets under management, the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund, which, as of March 31, 2014, has $2,007.5 million in total assets under management and the PIMCO Low Volatility RAFI®-PLUS AR Fund, which, as of March 31, 2014, has $107.1 million in total assets under management.

In addition, effective immediately, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund’s, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged)’s and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund’s portfolios are managed by Saumil Parikh. In addition, effective immediately, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund’s portfolio is managed by William H. Gross. Therefore, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective August 29, 2014, the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds are managed by Sudi Mariappa. Information pertaining to accounts managed by Mr. Mariappa is as of July 31, 2014. In addition, effective August 29, 2014, the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged) and PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund are managed by Saumil Parikh. In addition, effective August 29, 2014, the PIMCO Worldwide Fundamental Advantage AR Strategy Fund is managed by William H. Gross.

In addition, effective immediately, the section of the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI relating to the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds is deleted and the following disclosure is added to the table:

Portfolio Manager	Funds Managed by Portfolio Manager	Dollar Range of Shares Owned
Mariappa[1]	PIMCO EMG Intl Low Volatility RAFI®-PLUS AR	None
	PIMCO Intl Low Volatility RAFI®-PLUS AR	None
	PIMCO Low Volatility RAFI®-PLUS AR	None

[1]

Effective August 29, 2014, Mr. Mariappa manages the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR, PIMCO Intl Low Volatility RAFI®-PLUS AR and PIMCO Low Volatility RAFI®-PLUS AR Funds. As of August 20, 2014, to the best of the Trust’s knowledge, Mr. Mariappa did not own any shares of the PIMCO EMG Intl Low Volatility RAFI®-PLUS AR Fund, the PIMCO Intl Low Volatility RAFI®-PLUS AR Fund or the PIMCO Low Volatility RAFI®-PLUS AR Fund.

In addition, effective immediately, changes corresponding to the changes in portfolio management described above are made to the section of the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI relating to the PIMCO International Fundamental IndexPLUS® AR Strategy Fund, PIMCO International StocksPLUS® AR Strategy Fund (U.S. Dollar-Hedged), PIMCO Small Company Fundamental IndexPLUS® AR Strategy Fund and PIMCO Worldwide Fundamental Advantage AR Strategy Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO_SUPP2_082914